Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)

The income tax provision for continuing operations consisted of the following for the years ended December 31:

In millions	2018	2017	2016
Current:
Federal	$1,480	$2,594	$2,803
State	499	464	511
	1,979	3,058	3,314
Deferred:
Federal	22	(1,435)	5
State	1	14	(2)
	23	(1,421)	3
Total	$2,002	$1,637	$3,317

Schedule of Effective Income Tax Rate Reconciliation
The following table is a reconciliation of the statutory income tax rate to the Company’s effective income tax rate for continuing operations for the years ended December 31:

	2018	2017	2016
Statutory income tax rate	21.0%	35.0%	35.0%
State income taxes, net of federal tax benefit	27.7	4.1	4.1
Effect of the Tax Cuts and Jobs Act	(7.1)	(18.3)	—
Health insurer fee	2.2	—	0.2
Goodwill impairments	89.5	0.8	—
Sale of subsidiary	5.0	—	—
Other	4.1	(1.8)	(0.9)
Effective income tax rate	142.4%	19.8%	38.4%

Schedule of Deferred Tax Assets and Liabilities
The following table is a summary of the components of the Company’s deferred income tax assets and liabilities as of December 31:

In millions	2018	2017
Deferred income tax assets:
Lease and rents	$277	$291
Inventory	28	31
Employee benefits	243	246
Allowance for doubtful accounts	243	187
Retirement benefits	130	40
Net operating loss and capital loss carryforwards	529	101
Deferred income	104	93
Insurance reserves	467	—
Investments	11	—
Other	242	18
Valuation allowance	(520)	(77)
Total deferred income tax assets	1,754	930
Deferred income tax liabilities:
Depreciation and amortization	(9,431)	(3,926)
Total deferred income tax liabilities	(9,431)	(3,926)
Net deferred income tax liabilities	$(7,677)	$(2,996)

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

In millions	2018	2017	2016
Beginning balance	$344	$307	$338
Additions based on tax positions related to the current year	1	62	68
Additions based on tax positions related to prior years	324	32	70
Reductions for tax positions of prior years	(5)	(28)	(100)
Expiration of statutes of limitation	(2)	(10)	(22)
Settlements	(1)	(19)	(47)
Ending balance	$661	$344	$307